Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Common Stock	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Unearned ESOP Shares	Total
Balance at Dec. 31, 2015		$ 179	$ 7,239	$ 14,985	$ (212)	$ (46)	$ (385)	$ 21,760
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				938				938
Other comprehensive income (loss), net					127			127
ESOP shares committed to be released			9				35	44
Proceeds of common stock offering and conversion of existing shares, net of expenses		(159)	9,149					8,990
Cancel 5,528 treasury shares		(1)	(45)			$ 46
Balance at Dec. 31, 2016		19	16,352	15,923	(85)		(350)	31,859
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				290				290
Other comprehensive income (loss), net					(53)			(53)
Reclassification of effect of tax rate change on other comprehensive income	[1]			27	(27)
ESOP shares committed to be released			18				34	52
Stock based compensation		1	132					133
Effect of stock repurchase plan		(1)	(1,061)					(1,062)
Balance at Dec. 31, 2017		$ 19	$ 15,441	$ 16,240	$ (165)		$ (316)	$ 31,219

[1]	Reclassification adjustment from accumulated other comprehensive loss to retained earnings for stranded tax effects resulting from the newly enacted Federal corporate income tax rate of 21% in accordance with the early adoption of ASU 2018-02.